Average Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI International Small Cap Index Fund
	Dec. 30, 2023
Fidelity SAI International Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(21.17%)
Since Inception	(14.05%)	[1]
Fidelity SAI International Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.54%)
Since Inception	(14.50%)	[1]
Fidelity SAI International Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.96%)
Since Inception	(10.47%)	[1]
MS141
Average Annual Return:
Past 1 year	(21.25%)
Since Inception	(13.86%)	[1]

[1]	AFrom May 27, 2021.